SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)								3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 24, 2022	Jun. 23, 2022	Jul. 14, 2021	May 25, 2021	Sep. 28, 2020	Sep. 24, 2020	Mar. 27, 2020	Oct. 01, 2022	Jan. 01, 2022	Oct. 02, 2021	Oct. 01, 2022	Oct. 02, 2021	Jan. 01, 2022	Jan. 02, 2021	Nov. 21, 2022	Oct. 27, 2022	Mar. 31, 2022	Jul. 22, 2021	May 20, 2020	May 12, 2020	Sep. 15, 2017
Accumulated deficit								$ 87,577,000	$ 84,021,000		$ 87,577,000		$ 84,021,000	$ 92,179,000
Working capital deficit								13,761,000	18,469,000		13,761,000		18,469,000
Gross debt								18,361,000	9,758,000		18,361,000		9,758,000
Cash								1,753,000	4,558,000		1,753,000		4,558,000	8,256,000
Escrow Deposit														2,080,000
Revenue								$ 66,120,000		$ 47,501,000	$ 175,066,000	$ 146,982,000	197,770,000	204,527,000
Advertising Expense													803,000	1,302,000
Cash Equivalents, at Carrying Value														0
Accounts Receivable, Allowance for Credit Loss									60				60	62
Reverse stock split, description	one-for-ten
Goodwill, impairment loss													$ 3,104,000	$ 2,969,000
Effective income tax rate								5.43%		1.87%	1.48%	0.67%	(4.58%)	0.64%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent											21.00%		21.00%	21.00%
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax										$ 315,000		$ 219,000
Staffing UK Reporting Unit [Member]
Goodwill, impairment loss									3,104,000
Temporary Contractor Revenue [Member]
Revenue								$ 64,733,000		46,168,000	$ 170,698,000	143,274,000	$ 192,756,000	$ 198,066,000
Permanent Placement Revenue [Member]
Revenue								1,387,000		$ 1,333,000	4,368,000	$ 3,708,000	5,014,000	6,461,000
Series E Preferred Stock [Member]
Stock Redeemed or Called During Period, Shares					1,300
Stock Redeemed or Called During Period, Value					$ 1,300
Forgiveness of PPP Loan [Member]
Escrow Deposit																		$ 2,080,000
Key Resources, Inc [Member]
Debt instrument, face amount																			$ 5,443,000
Lighthouse Placement Services, LLC [Member]
Debt instrument, face amount																			1,890,000
Staffing 360 Georgia, LLC [Member]
Debt instrument, face amount																			2,063,000
First PRO Recruitment, LLC [Member]
Proceeds from Divestiture of Businesses, Net of Cash Divested						$ 3,300,000
Business Combination, Consideration Transferred						1,220,000
Midcap Financial Trust [Member]
Revolving loan facility								$ 11,612,000	13,405,000		$ 11,612,000		$ 13,405,000	$ 14,842,000							$ 25,000,000
2020 Jackson Note [Member]
Debt Instrument, Maturity Date													Sep. 30, 2022
2020 Jackson Note [Member] | Midcap Funding X Trust [Member]
Debt Instrument, Maturity Date													Sep. 01, 2022
Revolving loan facility									$ 25,000,000				$ 25,000,000
May 12 Note [Member] | Monroe Staffing Services, LLC [Member]
Debt instrument, face amount																				$ 10,000,000
Debt Instrument, Interest Rate, Stated Percentage																				1.00%
May 12 Note [Member] | Affinity Bank [Member]
Debt instrument, face amount				$ 10,000,000
Interest Expense, Debt				$ 105,000
May 12 Note [Member] | Affinity Bank [Member] | Key Resources, Inc [Member]
Debt instrument, face amount			$ 5,443,000
Interest Expense, Debt			63,000
May 12 Note [Member] | Affinity Bank [Member] | Lighthouse Placement Services, LLC [Member]
Debt instrument, face amount			1,890,000
Interest Expense, Debt			22,000
May 12 Note [Member] | Affinity Bank [Member] | Staffing 360 Georgia LLC [Member]
Debt instrument, face amount			2,063,000
Interest Expense, Debt			$ 24,000
May Twenty Note [Member]
Debt instrument, face amount																			$ 9,395,000
Debt Instrument, Interest Rate, Stated Percentage																			1.00%
Paycheck Protection Program Loan Cares Act Deferral One [Member]
Payment of tax deferrals							$ 2,473,000
Paycheck Protection Program Loan Cares Act Deferral Two [Member]
Payment of tax deferrals							$ 2,473,000
Paycheck Protection Program Loans [Member] | First PRO Recruitment, LLC [Member]
Separate Account, Liability						$ 2,080,000
Subsequent Event [Member]
Cash															$ 2,817,000		$ 373,000
Reverse stock split, description		the Company filed a Certificate of Amendment of Amended and Restated Certificate of Incorporation (the “Certificate of Amendment”) with the Secretary of State of Delaware to effect a 1-for-10 reverse stock split of the shares of the Company’s common stock, par value $0.00001 per share, either issued and outstanding or held by the Company as treasury stock, effective as of 4:05 p.m. (Delaware time) on June 23, 2022 (the “Reverse Stock Split”). The Company held a special meeting of stockholders on June 23, 2022 (the “Special Meeting”), at which meeting the Company’s stockholders, approved the amendment to the Company’s Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”) to effect a reverse stock split of the Company’s common stock at a ratio in the range of 1-for-2 to 1-for-20, with such ratio to be determined by the Company’s board of directors (the “Board”) and included in a public announcement. Following the Special Meeting, the Board determined to effect the Reverse Stock Split at a ratio of 1-for-10 and approved the corresponding final form of the Certificate of Amendment.
Subsequent Event [Member] | Midcap Financial Trust [Member] | Third Amended and Restated Note Purchase Agreement [Member]
Revolving loan facility																$ 25,000,000
Subsequent Event [Member] | Promissory Note [Member] | Third Amended and Restated Note Purchase Agreement [Member]
Debt instrument, face amount																$ 9,000,000.0
Debt Instrument, Interest Rate, Stated Percentage																12.00%